SHARE OPTIONS (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Number of Share Options Outstanding and Share Option Transactions
The following summarizes share option transactions related to the Former Golden Ocean:

(in thousands)	Number of Options	Weighted Average Exercise Price
Options outstanding as of December 31, 2014	—	—
Former Golden Ocean options	113	NOK 144.45
Exercised	(1)	NOK 144.45
Forfeited	(9)	NOK 144.45
Options outstanding as of December 31, 2015	103	NOK 144.45
Forfeited	(19)	NOK 144.45
Options outstanding as of December 31, 2016	84	NOK 144.45

Options exercisable as of December 31, 2016	84	NOK 144.45
The following table summarizes number of share options outstanding under the 2016 Scheme as at December 31, 2016:

	Number of options		Weighted Average Exercise Price	Weighted Average Grant date Fair Value
	Management	Total
Granted	700,000	700,000	$4.20	$2.47
Options outstanding as of December 31, 2016	700,000	700,000	$4.20	$2.47